Consolidated statements of operations - EUR (€) € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue		€ 554,046	€ 583,395	€ 667,802
Revenue from related party		284,571	331,421	367,581
Total revenue		838,617	914,816	1,035,383
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	9,159	5,435	5,930
Selling and marketing	[1],[2]	664,155	805,633	946,925
Technology and content, including related party	[1],[2],[3]	69,924	66,904	52,232
General and administrative, including related party	[1],[2],[3]	55,543	54,326	47,444
Amortization of intangible assets	[3]	1,685	1,684	3,220
Operating income/(loss)		38,151	(19,166)	(20,368)
Other income/(expense)
Interest expense		(33)	(1,839)	(44)
Gain on deconsolidation of entity		0	0	2,007
Other, net		(428)	539	592
Total other income/(expense), net		(461)	(1,300)	2,555
Income/(loss) before income taxes		37,690	(20,466)	(17,813)
Expense/(benefit) for income taxes		20,982	1,086	(4,764)
Income/(loss) before equity method investment		16,708	(21,552)	(13,049)
Income from equity method investment		453	63	0
Net income/(loss)		17,161	(21,489)	(13,049)
Net loss attributable to noncontrolling interests		0	0	568
Net income/(loss) attributable to trivago N.V.		€ 17,161	€ (21,489)	€ (12,481)
Earnings per share attributable to trivago N.V. available to common stockholders:
Earnings per share, basic (In EUR per share)		€ 0.05	€ (0.06)	€ (0.05)
Earnings per share, diluted (In EUR per share)		€ 0.05	€ (0.06)	€ (0.05)
Shares used in computing earnings per share:
Weighted Average Number of Shares Outstanding, Basic (in shares)		351,991	350,852	274,666
Weighted Average Number of Shares Outstanding, Diluted (in shares)		356,738	350,852	274,666

[1]	Includes related party expense as follows:

	Year ended December 31,
	2017	2018	2019

Cost of revenue	68	€59	44
Selling and marketing	0	42	263
Technology and content	361	700	465
General and administrative	109	9	43

[2]	Includes share-based compensation as follows:

	Year ended December 31,
	2017	2018	2019
Cost of revenue	115	184	269
Selling and marketing	3,514	3,273	2,359
Technology and content	3,614	5,260	5,978
General and administrative	8,782	11,985	11,285

[3]

	Year ended December 31,
	2017	2018	2019
Amortization of internal use software costs included in selling and marketing	—	—	360
Amortization of acquired technology included in amortization of intangible assets	59	278	143
Amortization of internal use software and website development costs included in technology and content	1,742	2,214	3,239
Amortization of internal use software costs included in general and administrative	408	785	656